Statement of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
General and administrative expenses	$ 83,539	$ 885	$ 210,395	$ 2,182
Loss from operations	(83,539)	(885)	(210,395)	(2,182)
Other income & expenses:
Investment income on trust account	842,499		1,402,254
Total other income	842,499		1,402,254
Income tax expense	176,925		294,474
Net income (loss)	$ 582,035	$ (885)	$ 897,385	$ (2,182)
Common stock, shares subject to possible redemption
Other income & expenses:
Weighted average common shares outstanding basic (in shares)	8,000,000	2,156,250	6,674,033	2,156,250
Basic income (loss) per share (in dollars per share)	$ 0.071	$ (0.0004)	$ 0.207	$ (0.001)
Weighted average common shares outstanding diluted (in shares)	8,800,000		7,341,436
Diluted income (loss) per share (in dollars per share)	$ 0.065		$ 0.186
Common stock, shares not subject to possible redemption
Other income & expenses:
Weighted average common shares outstanding basic (in shares)	2,295,800	2,156,250	2,308,098	2,156,250
Basic income (loss) per share (in dollars per share)	$ 0.005	$ (0.0004)	$ (0.211)	$ (0.001)
Weighted average common shares outstanding diluted (in shares)	2,325,380	2,156,250	2,332,776	2,156,250
Diluted income (loss) per share (in dollars per share)	$ 0.005	$ (0.0004)	$ (0.199)	$ (0.001)